Pledged Assets	12 Months Ended
Dec. 31, 2024
Pledged Assets [Abstract]
Pledged assets
38.	Pledged assets

The Group’s assets pledged as collateral are as follows:

	Book value
Pledged assets	December 31, 2024	December 31, 2023	Purpose
Time deposits (shown as ‘Restricted deposits’)	$15,773,099	$41,470,915	Performance guarantee deposit, and short-term borrowings.
Land	11,901,824	12,737,302	Long-term and short-term borrowings
Buildings and structures	2,164,594	2,337,801	Long-term and short-term borrowings
	$29,839,517	$56,546,018